Reconciliation of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 158	$ 946
Provincial taxes	112	671
Foreign rate differential	264	371
Canadian rate difference	168	215
Gain on bargain purchase	(1,105)
Permanent items	96	80
Other	(88)	(49)
Total (benefit) provision	$ (395)	$ 2,234